EARNINGS PER SHARE (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income	¥ 860,908,711	¥ 532,672,757	¥ 235,441,839
Basic weighted average number of common shares outstanding	1,251,608,224	1,230,434,041	1,230,434,041
Effect of dilutive share options	¥ 137,727,545	¥ 100,975,533	¥ 0
Dilutive weighted average number of ordinary shares	1,389,335,769	1,331,409,574	1,230,434,041
Basic earnings per share	¥ 0.69	¥ 0.43	¥ 0.19
Diluted earnings per share	¥ 0.62	¥ 0.40	¥ 0.19